Document And Entity Information	Aug. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	RED VIOLET, INC.
Entity Central Index Key	0001720116
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2408531
Entity Address, Address Line One	2650 North Military Trail
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	757-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RDVT
Security Exchange Name	NASDAQ